Schedule of Related Parties of the Group and their Relationships (Details)	12 Months Ended
Dec. 31, 2025
Fanhua Group [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Shareholder of the Company
Mr Lei Zhang [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Founder, Chairman of the Board of Directors and CEO